Cover Page	3 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Amendment Flag	false